Property and Equipment Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation of property and equipment	¥ 74,551,000	$ 11,425	¥ 13,010,000	¥ 389,000
Impairment	¥ 0		¥ 0	¥ 0